Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Operating Segment	The results of Handshake for the years ended December 31, 2024, 2023 and 2022 are presented below.
	For the years ended December 31,
	2024	2023	2022
Revenue	$96,270	$795,733	$512,300
Cost of sales	(4,730)	(178,731)	(50,342)
Gross profit	91,540	617,002	461,958
Selling, distribution and administrative expenses	(56,210)	(583,424)	(523,858)
Operating income (loss)	35,330	33,578	(61,900)
Other income (expense)	26	223	1,116
Foreign exchange gains	-	423	-
Gain on disposal of subsidiary	3,608	-	-
Finance costs	(245)	(86)	(1,648)
Net profit (loss) from discontinued operations	$38,719	$34,138	$(62,432)

Schedule of Assets and Liabilities Held for Sale

The assets and liabilities of Handshake classified as held of sale as at December 31, 2023 is as follows:

	As of December 31, 2024	As of December 31, 2023
Assets
Cash and cash equivalents	$-	$28,642
Trade receivables	-	158,216
Other current and non-current assets	-	15,105
Assets held for sale	-	201,963

Liabilities
Trade payables and other current liabilities	-	(119,347)
Other current and non-current liabilities	-	(11,529)
Liabilities directly associated with assets held for sale	-	(130,876)
Net assets directly associated with assets held for sale	$-	$71,087

Schedule of Cash Flow Components

The following table summarizes the key cash flow components of Handshake for the years ended December 31, 2024, 2023 and 2022:

	For the year ended December 31,
	2024	2023	2022
Net cash (outflows) inflows from operating activities	$(28,642)	$(53,693)	$(91,127)
Net cash from investing activities	-	-	-
Net cash from financing activities	-	-	-
Net (decrease) increase in cash and cash equivalents	(28,642)	(53,693)	(91,127)
Cash and cash equivalents at beginning of year	28,642	82,335	173,462
Cash and cash equivalents at the end of the year	$-	$28,642	$82,335